SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13) SHAREHOLDERS’ EQUITY

a) Share Capital

	2023		2022		2021
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	217,285	$2,837,329	243,852	$3,094,061	222,548	$3,113,829

Issued/(Purchased) for cash:
Purchase of common shares under Normal Course Issuer Bid	(16,441)	(152,773)	(27,925)	(266,694)	(12,898)	(128,686)
Issue of shares (net of tax effected issue costs)	—	—	—	—	33,062	99,516

Non-cash:
Share-based compensation – treasury settled(1)	1,354	7,497	1,358	9,962	1,140	9,402
Balance, end of year	202,198	$2,692,053	217,285	$2,837,329	243,852	$3,094,061
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2023, Enerplus declared dividends of $0.230 per weighted average common share totaling $48.6 million (2022 – $0.181 per share and $41.6 million; 2021 – $0.121 per share and $30.5 million). Subsequent to December 31, 2023, the Board of Directors approved an 8% increase to the quarterly dividend to $0.065 per share, to be effective for the March 2024 payment.

On August 4, 2023, the Company filed a short form base shelf prospectus (the “Shelf Prospectus”) with securities regulatory authorities in each of the provinces and territories of Canada and a Registration Statement with the U.S. Securities and Exchange Commission. The Shelf Prospectus allows Enerplus to offer and issue common shares, preferred shares, warrants, subscription receipts and units by way of one or more prospectus supplements during the 25-month period that the Shelf Prospectus remains valid.

On August 17, 2023 Enerplus renewed its Normal Course Issuer Bid (“NCIB”) to purchase up to 10% of the public float (within the meaning under Toronto Stock Exchange rules) during a 12-month period. Enerplus completed its previous NCIB in July 2023. For the year ended December 31, 2023, 16.4 million common shares were repurchased and cancelled under the NCIB at an average price of $15.71 per share, for total consideration of $258.3 million. Of the amount paid, $152.8 million was charged to share capital and $105.5 million was added to accumulated deficit. At December 31, 2023, 12.4 million common shares are available for repurchase under the current NCIB.

For the year ended December 31, 2022, the Company repurchased 27.9 million common shares under the NCIB at an average price of $14.71 per share, for total consideration of $410.9 million. Of the amount paid, $266.7 million was charged to share capital and $144.2 million was added to accumulated deficit.

For the year ended December 31, 2021, the Company repurchased 12.9 million common shares under the NCIB at an average price of $9.55 per share, for total consideration of $123.2 million. Of the amount paid, $128.7 million was charged to share capital and $5.5 million was credited to accumulated deficit.

For the year ended December 31, 2021, Enerplus issued 33.1 million common shares at a price of CDN$4.00 per common share for gross proceeds of $103.4 million (net $99.5 million, after $5.1 million in issue costs, net of $1.2 million in tax) pursuant to a bought deal prospectus offering under its previous base shelf prospectus.

Subsequent to December 31, 2023 and up to and including February 20, 2024, the Company repurchased 1.1 million common shares under the current NCIB at an average price of $14.34 per share, for total consideration of $16.0 million.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2023	2022	2021
Cash:
Long-term incentive plans (recovery)/expense	$(373)	$5,664	$6,875
Non-Cash:
Long-term incentive plans expense	18,259	22,924	13,789
Equity swap (gain)/loss	—	(1,008)	(1,870)
Share-based compensation expense	$17,886	$27,580	$18,794

LTI Plans

The following table summarizes the PSU, RSU, DSU and DRSU activity for the year ended December 31, 2023:

For the year ended December 31, 2023	Cash-settled LTI Plans	Equity-settled LTI Plans
(thousands of units)	DSU/DRSU	PSU(1)	RSU	Total
Balance, beginning of year	633	3,689	2,321	6,643
Granted	81	551	501	1,133
Vested	(178)	(1,041)	(1,214)	(2,433)
Forfeited	—	(18)	(41)	(59)
Balance, end of year	536	3,181	1,567	5,284
(1)	Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2023, the Company recorded a cash share-based compensation recovery of $0.4 million (2022 – expense of $5.7 million; 2021 – expense of $6.9 million).

At December 31, 2023, a liability of $8.2 million (December 31, 2022 – $11.1 million) with respect to the Director DSU and DRSU Plans has been recorded to Accounts payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded as Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2023 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$24,160	$16,803	$40,963
Unrecognized share-based compensation expense	4,317	3,928	8,245
Fair value	$28,477	$20,731	$49,208
Weighted-average remaining contractual term (years)	0.8	0.9
(1)	Includes estimated performance multipliers.

The Company directly withholds shares on PSU and RSU settlements for tax-withholding purposes. For the year ended December 31, 2023,  $16.7 million (2022 – $13.4 million; 2021 – $3.6 million) in cash withholding taxes were paid.

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2023	2022	2021
Net income/(loss)	$456,076	$914,302	$234,441

Weighted average shares outstanding – Basic	211,353	233,946	251,909
Dilutive impact of share-based compensation	6,543	8,727	7,942
Weighted average shares outstanding – Diluted	217,896	242,673	259,851
Net income/(loss) per share
Basic	$2.16	$3.91	$0.93
Diluted	$2.09	$3.77	$0.90